PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	7 years 10 months 24 days	8 years 3 months 18 days
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	16 years 3 months 18 days	18 years 1 month 6 days